Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.67%
Aerospace & Defense–2.35%
BWX Technologies, Inc.	386,800	$23,540,648
Huntington Ingalls Industries, Inc.	90,200	19,892,708
		43,433,356
Auto Parts & Equipment–1.79%
Dana, Inc.	1,822,200	33,054,708
Casinos & Gaming–1.59%
Las Vegas Sands Corp.(b)	499,600	29,476,400
Construction & Engineering–5.68%
AECOM	629,100	54,901,557
HOCHTIEF AG (Germany)	189,800	11,998,650
MasTec, Inc.(b)	388,500	38,162,355
		105,062,562
Construction Machinery & Heavy Trucks–1.05%
Oshkosh Corp.	192,146	19,364,474
Copper–2.30%
Freeport-McMoRan, Inc.	955,900	42,652,257
Distributors–1.53%
LKQ Corp.	479,829	28,290,718
Diversified Chemicals–1.86%
Huntsman Corp.	1,085,600	34,402,664
Diversified Metals & Mining–2.36%
Teck Resources Ltd., Class B (Canada)	1,010,200	43,741,660
Electric Utilities–0.63%
NRG Energy, Inc.	340,400	11,648,488
Electrical Components & Equipment–2.41%
nVent Electric PLC	700	27,825
Vertiv Holdings Co.	3,130,214	44,511,643
		44,539,468
Electronic Manufacturing Services–4.98%
Flex Ltd.(b)	2,089,023	48,778,687
Jabil, Inc.	551,900	43,395,897
		92,174,584
Food Distributors–3.11%
Performance Food Group Co.(b)	363,454	22,286,999
US Foods Holding Corp.(b)	923,142	35,199,405
		57,486,404
Forest Products–0.00%
Louisiana-Pacific Corp.	900	61,281
Gold–3.10%
Agnico Eagle Mines Ltd. (Canada)	525,400	29,674,592
Yamana Gold, Inc. (Canada)	4,594,400	27,704,232
		57,378,824
Health Care Distributors–1.07%
Henry Schein, Inc.(b)	230,200	19,831,730
Shares		Value
Health Care Facilities–0.76%
Encompass Health Corp.	221,588	$13,838,171
Universal Health Services, Inc., Class B	1,210	179,334
		14,017,505
Health Care Services–1.99%
Cigna Corp.	92,300	29,228,641
Fresenius Medical Care AG & Co. KGaA (Germany)	203,700	7,626,064
		36,854,705
Hotels, Resorts & Cruise Lines–2.13%
Expedia Group, Inc.(b)	245,200	28,026,360
Hilton Grand Vacations, Inc.(b)	4,017	190,245
Travel + Leisure Co.	263,733	11,174,367
		39,390,972
Household Products–1.91%
Spectrum Brands Holdings, Inc.	519,400	35,256,872
Human Resource & Employment Services–1.15%
ManpowerGroup, Inc.	244,126	21,278,022
Independent Power Producers & Energy Traders–1.42%
Vistra Corp.	1,137,600	26,233,056
Industrial Machinery–1.32%
Crane Holdings Co.	41,373	4,795,544
Timken Co. (The)	238,200	19,615,770
		24,411,314
Integrated Oil & Gas–2.04%
Cenovus Energy, Inc. (Canada)	1,893,600	37,834,128
Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The)	88,600	32,410,766
Managed Health Care–3.12%
Centene Corp.(b)	509,421	38,838,257
Molina Healthcare, Inc.(b)	60,800	18,959,264
		57,797,521
Oil & Gas Exploration & Production–12.76%
APA Corp.	1,067,400	47,317,842
ARC Resources Ltd. (Canada)	3,072,800	35,703,647
Chord Energy Corp.	150,200	21,528,166
Diamondback Energy, Inc.	241,987	35,359,141
EQT Corp.	634,600	20,732,382
Murphy Oil Corp.	425,000	18,534,250
Ovintiv, Inc.	786,600	38,724,318
Southwestern Energy Co.(b)	3,285,200	18,134,304
		236,034,050
Oil & Gas Refining & Marketing–1.89%
Phillips 66	348,300	34,924,041
Oil & Gas Storage & Transportation–1.72%
New Fortress Energy, Inc.	821,787	31,877,118

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Other Diversified Financial Services–1.40%
Apollo Global Management, Inc.	366,489	$25,940,091
Paper Packaging–0.38%
Sealed Air Corp.	127,900	7,003,804
Regional Banks–7.47%
Huntington Bancshares, Inc.	2,840,670	43,092,964
PacWest Bancorp	407,353	11,267,384
Pinnacle Financial Partners, Inc.	64,800	5,101,704
SVB Financial Group(b)	100,600	30,425,464
Webster Financial Corp.	761,100	40,071,915
Western Alliance Bancorporation	110,000	8,290,700
		138,250,131
Research & Consulting Services–6.26%
CACI International, Inc., Class A(b)	112,362	34,617,609
Jacobs Solutions, Inc.	281,000	34,717,550
KBR, Inc.	904,300	46,327,289
Science Applications International Corp.	900	93,402
		115,755,850
Restaurants–1.64%
Restaurant Brands International, Inc. (Canada)	454,600	30,426,378
Semiconductor Equipment–2.22%
Applied Materials, Inc.	120,800	13,467,992
Lam Research Corp.	28,200	14,102,820
MKS Instruments, Inc.	132,700	13,577,864
		41,148,676
Semiconductors–1.57%
Skyworks Solutions, Inc.	265,200	29,084,484
Silver–0.51%
Pan American Silver Corp. (Canada)	514,600	9,381,158
Shares		Value
Specialty Chemicals–0.28%
Axalta Coating Systems Ltd.(b)	168,900	$5,083,890
Element Solutions, Inc.	900	18,432
		5,102,322
Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	900	12,708
Radian Group, Inc.	900	19,890
		32,598
Trading Companies & Distributors–6.17%
AerCap Holdings N.V. (Ireland)(b)	2,400	151,704
Air Lease Corp.	921,400	41,435,358
Univar Solutions, Inc.(b)	1,483,600	51,154,528
WESCO International, Inc.(b)	144,300	21,502,143
		114,243,733
Total Common Stocks & Other Equity Interests (Cost $1,658,856,812)		1,807,288,873
Money Market Funds–2.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	16,312,396	16,312,396
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	11,647,497	11,650,991
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	18,642,738	18,642,738
Total Money Market Funds (Cost $46,606,125)		46,606,125
TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $1,705,462,937)		1,853,894,998
OTHER ASSETS LESS LIABILITIES—(0.19)%		(3,467,282)
NET ASSETS–100.00%		$1,850,427,716
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$27,522,084	$203,331,044	$(214,540,732)	$-	$-	$16,312,396	$419,835
Invesco Liquid Assets Portfolio, Institutional Class	24,976,463	145,236,461	(158,573,250)	(2,239)	13,556	11,650,991	367,412
Invesco Treasury Portfolio, Institutional Class	31,453,810	232,378,336	(245,189,408)	-	-	18,642,738	467,866
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,753,915	312,726,859	(348,480,774)	-	-	-	428,736*
Invesco Private Prime Fund	81,914,979	697,709,631	(779,646,900)	(2,618)	24,908	-	1,235,891*
Total	$201,621,251	$1,591,382,331	$(1,746,431,064)	$(4,857)	$38,464	$46,606,125	$2,919,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/09/2023	J.P. Morgan Chase Bank, N.A.	EUR	1,045,228	USD	1,102,183	$(34,713)
02/09/2023	UBS AG	EUR	16,596,557	USD	17,559,191	(492,906)
Total Forward Foreign Currency Contracts						$(527,619)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,787,664,159	$19,624,714	$—	$1,807,288,873
Money Market Funds	46,606,125	—	—	46,606,125
Total Investments in Securities	1,834,270,284	19,624,714	—	1,853,894,998
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(527,619)	—	(527,619)
Total Investments	$1,834,270,284	$19,097,095	$—	$1,853,367,379

*	Unrealized appreciation (depreciation).
Invesco American Value Fund